Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of the net reversal of impairment of cash generating units as follows (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 63,264,978	$ 67,382,996	$ 107,773,089
Impairment	(64,475,573)	(103,736,696)	(139,056,243)
Pemex Exploration And Production [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	62,703,608	66,914,222	29,487,824
Impairment	(28,140,777)	(31,882,681)	(133,523,711)
Reversal of impairment (Impairment), net	34,562,831	35,031,541	(104,035,887)
Impairment (reversal of impairment)	371,690,399	351,554,775	411,836,519
Pemex Exploration And Production [member] | Chuc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	26,962,489
Impairment		(11,321,001)	(25,431,950)
Impairment (reversal of impairment)	86,217,289	63,880,611	72,301,156
Pemex Exploration And Production [member] | Crudo Ligero Marino [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	20,238,978		949,645
Impairment		(2,213,428)
Impairment (reversal of impairment)	34,424,670	24,233,795	18,935,146
Pemex Exploration And Production [member] | Aceite Terciario del Golfo [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	13,493,509	29,954,188
Impairment			(46,284,407)
Impairment (reversal of impairment)	75,544,451	39,947,448	12,667,016
Pemex Exploration And Production [member] | Arenque [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	803,256
Impairment		(803,256)
Impairment (reversal of impairment)	5,989,783	4,908,009
Pemex Exploration And Production [member] | Tamaulipas Constituciones [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	684,765
Impairment		(2,819,337)
Impairment (reversal of impairment)	5,878,883	5,416,487
Pemex Exploration And Production [member] | Ixtal Manik [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	481,673
Impairment		(481,673)	(5,047,793)
Impairment (reversal of impairment)	23,071,621	12,647,284	19,024,166
Pemex Exploration And Production [member] | Cuenca de Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	38,938	735,919
Impairment			(166,013)
Impairment (reversal of impairment)	722,874	1,096,972	432,365
Pemex Exploration And Production [member] | Cantarell [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		23,218,889
Impairment	(5,782,224)		(48,664,886)
Impairment (reversal of impairment)	54,669,897	125,953,979	101,446,620
Pemex Exploration And Production [member] | Burgos [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		9,084,982	7,929,552
Impairment	(12,517,196)
Impairment (reversal of impairment)	4,403,791	17,487,412	10,731,645
Pemex Exploration And Production [member] | Tsimin Xux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		3,920,244
Impairment	(4,600,479)		(1,062,635)
Impairment (reversal of impairment)	29,336,464	25,910,556	28,116,300
Pemex Exploration And Production [member] | Yaxche [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			20,608,627
Impairment (reversal of impairment)			93,677,507
Pemex Exploration And Production [member] | Antonio J Bermdez [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,815,596)	(9,705,730)	(3,562,021)
Impairment (reversal of impairment)	18,666,302	24,027,588	39,195,252
Pemex Exploration And Production [member] | Ayn Alux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(3,269,173)	(2,220,696)
Impairment (reversal of impairment)		6,213,753	2,705,441
Pemex Exploration And Production [member] | Lakach [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(705,781)	(1,269,083)	(56,119)
Impairment (reversal of impairment)		$ (169,119)	(2,426,036)
Pemex Exploration And Production [member] | Poza Rica [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			(1,027,191)
Impairment (reversal of impairment)			$ 15,029,941
Pemex Exploration And Production [member] | Ebano [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,281,396)
Impairment (reversal of impairment)	7,573,109
Pemex Exploration And Production [member] | Mision block [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(908,043)
Pemex Exploration And Production [member] | Ogarrio Magallanes [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(530,062)
Impairment (reversal of impairment)	25,089,823
Pemex Exploration And Production [member] | Mision [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversal of impairment)	$ 101,442